Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE A — Summary of Significant Accounting Policies

Business: CTS Corporation (“CTS” or the “Company”) is a global manufacturer of electronic components and sensors. The Company designs, manufactures, assembles, and sells a broad line of electronic components and sensors. CTS operates manufacturing facilities located throughout North America, Asia and Europe and services major markets globally.

On October 2, 2013, the Company sold its electronics manufacturing solutions (“EMS”) business to Benchmark Electronics, Inc. (“Benchmark”) for approximately $75 million in cash. Due to the sale, EMS has been reported separately as discontinued operations. Refer to Note B, “Discontinued Operations.”

Principles of Consolidation: The consolidated financial statements include the accounts of CTS and its wholly-owned subsidiaries. Refer to Note C, “Acquisitions,” for a discussion of the acquisitions made by CTS. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates: The preparation of financial statements in conformity within the accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Foreign Currencies: The financial statements of CTS’ non-U.S. subsidiaries, except the United Kingdom (“U.K.”) subsidiary, are remeasured into U.S. dollars using the U.S. dollar as the functional currency with all remeasurement adjustments included in the determination of net earnings. CTS’ Consolidated Statements of Operations from continuing operations include approximately $1.0 million of foreign currency gain for the year ended December 31, 2013, $0.1 million of foreign currency gain for the year ended December 31, 2012 and $0.1 million of foreign currency gain for the year ended December 31, 2011.

Approximately $0.3 million of foreign currency loss for the year ended December 31, 2013, $0.7 million of foreign currency gain for the year ended December 31, 2012 and $1.5 million of foreign currency gain for the year ended December 31, 2011 are included in discontinued operations.

The assets and liabilities of CTS’ U.K. subsidiary are translated into U.S. dollars at the current exchange rate at period end, with resulting translation adjustments made directly to the “accumulated other comprehensive earnings/(loss)” component of shareholders’ equity. Consolidated Statement of Operations accounts are translated at the average rates during the period.

Revenue Recognition: Substantially all of CTS’ revenues are from product sales. CTS recognizes revenue from product sales when title transfers, the risks and rewards of ownership have been transferred to the customer, the sales price is fixed or determinable and collection of the related receivable is probable, which is generally at the time of shipment. The Company has agreements with certain distributors that provide limited rights of return within a limited time and protection against price reductions initiated by the Company. The effect of these programs is estimated based on historical experience and current economic conditions and provisions are recorded at the time of shipment. CTS customers typically have a right to return products that they consider to be defective. Revenue is recorded net of estimated returns of products, based on management’s analysis of historical returns, current economic trends and changes in customer demands. All fees billed to the customer for shipping and handling is classified as a component of net sales. All costs associated with shipping and handling is classified as a component of cost of sales. Provisions for returns and other adjustments are provided for in the same period the related sales are recorded based on experience and other relevant factors. CTS classifies sales taxes on a net basis in its consolidated financial statements.

Concentration of Credit Risk: Trade receivables subject CTS to the potential for credit risk with major customers. CTS sells its products to customers principally in the automotive, communications, computer, medical, industrial, and defense and aerospace markets, primarily in North America, Europe, and Asia. CTS performs ongoing credit evaluations of its customers to minimize credit risk. CTS does not require collateral. The allowance for doubtful accounts is based on management’s estimates of the collectability of its accounts receivable after analyzing historical bad debts, customer concentrations, customer credit worthiness, and current economic trends. Uncollectible trade receivables are charged against the allowance for doubtful accounts when all reasonable efforts to collect the amounts due have been exhausted. Sales to any customer did not exceed 10% of total net sales for the years ended December 31, 2013, December 31, 2012 and December 31, 2011. Significant sales to a single customer expose CTS to a concentration of credit risk. Management, however, believes the likelihood of incurring material losses due to concentration of credit risk is remote.

Research and Development: Research and development (“R&D”) costs include expenditures for planned search and investigation aimed at discovery of new knowledge to be used to develop new products or processes or to significantly enhance existing products or production processes. Research and development costs also include the implementation of the new knowledge through design, testing of product alternatives or construction of prototypes. CTS expenses all research and development costs as incurred, net of customer reimbursements for sales of prototype and non-recurring engineering charges.

CTS creates prototypes and tools related to R&D projects. A prototype is defined as a non-production intent constructed product. CTS also incurs engineering costs related to R&D activities. Such costs are incurred to support such activities to improve the reliability, performance and cost-effectiveness of our existing products and to design and develop innovative products that meet customer requirements for new applications. Furthermore, CTS may engage in activities that develop tooling machinery and equipment for its customers. Costs of molds, dies and other tools used to make products sold for which the company has a contractual guarantee for lump sum reimbursement from the customer are capitalized in other current assets. At December 31, 2013 and 2012, the company recorded $3.1 million and $1.4 million, respectively, within the Consolidated Balance Sheet in other current assets for costs of molds, dies, and other tools for which customer reimbursement is assured.

CTS may, from time to time, partially recover costs related to these activities from the customer. Any reimbursements received from customers are netted against such costs. The total amount received for the years ended December 31, 2013, 2012 and 2011 were $2.1 million, $3.2 million and $2.5 million, respectively.

Earnings Per Share: Basic earnings per share excludes any dilution and is computed by dividing net earnings available to common shareholders by the weighted-average number of common shares outstanding for the period.

Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock resulted in the issuance of common stock that shared in CTS’ earnings. Diluted earnings per share is calculated by adding all potentially dilutive shares to the weighted average number of common shares outstanding for the numerator. If the common stock equivalents have an anti-dilutive effect, they are excluded from the computation of diluted earnings per share. Refer also to Note E, “Earnings Per Share.”

Equity-Based Compensation: CTS recognizes expense related to the fair value of equity-based compensation awards in the Consolidated Statements of Operations. CTS had stock options and restricted stock units outstanding at December 31, 2013. Refer to Note J, “Equity-Based Compensation.”

The Company estimates the fair value of stock option awards on the date of grant using the Black-Scholes option-pricing model. A number of assumptions are used by the Black-Scholes option-pricing model to compute the grant date fair value, including expected price volatility, option term, risk-free interest rate, and dividend yield. These assumptions are established at each grant date based upon current information at that time. Expected volatilities are based on historical volatilities of the Company’s common stock. The expected option term is derived from historical data on exercise behavior. Different expected option terms result from different groups of employees exhibiting different behavior. The dividend yield is based on historical dividend payments. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve at the time of grant. The fair value of awards that are ultimately expected to vest is recognized as expense over the requisite service periods in the Consolidated Statements of Operations.

The grant date fair values of our service-based and our performance-based restricted stock units (“RSUs”) are the closing price of our common stock on the date of grant. The grant date fair value of our market-based RSUs is determined by using a simulation, or Monte Carlo, approach. Under this approach, stock returns from comparative group companies are simulated over the performance period, considering both stock returns volatility and the correlation of returns. The simulated results are then used to estimate the future payout based on the performance/payout relationship established by the conditions of the award. The future payout is discounted to the measurement date using the risk-free interest rate.

Both CTS’ stock options and RSUs primarily have a graded-vesting schedule. CTS recognizes expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

Cash and Cash Equivalents: CTS considers all highly liquid investments with maturities of three months or less from the purchase date to be cash equivalents. Cash includes cash held in domestic and foreign bank accounts. Deposits with these banks exceed the amount of insurance provided on such deposits; however, the deposits typically may be redeemed upon demand and, therefore, bear minimal risk.

Inventories: Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method.

Income Taxes: Deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, CTS considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income and available tax planning strategies. If tax regulations, operating results or the ability to implement tax planning and strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on a “more-likely-than-not” criteria.

The Company recognizes the benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. Refer to Note K, “Income Taxes.”

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed over the estimated useful lives of the assets using the straight-line method. Depreciation on leasehold improvements is computed over the shorter of the useful lives of the improvements or the lease term. Useful lives for buildings and improvements range from 10 to 45 years. Machinery and equipment useful lives range from three to eight years. Amounts expended for maintenance and repairs are charged to expense as incurred. Upon disposition, any related gains or losses are included in operating earnings. Depreciation expense recorded from continuing operations was $12.3 million, $11.4 million and $10.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Depreciation expense recorded in discontinued operations was $3.2 million, $5.2 million and $4.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

CTS assesses the carrying value of long-lived assets and the remaining useful lives whenever events or changes in circumstances indicate an impairment may have occurred. If the undiscounted future cash flows expected to result from the use of the related assets are less than the carrying value of such assets, an impairment charge may be required to reduce the carrying value of the long-lived assets to fair value. Refer to Note D, “Fair Value Measurements,” for further discussion.

Retirement Plans: CTS has various defined benefit and defined contribution retirement plans. CTS’ policy is to annually fund the defined benefit pension plans at or above the minimum required by law. CTS (1) recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in the Company’s statement of financial position; (2) recognizes the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit/cost as a component of other comprehensive income; and (3) measures defined benefit plan assets and obligations as of the date of the employer’s fiscal year-end statement of financial position. Refer to Note I, “Retirement Plans.”

Goodwill and Other Intangible Assets: CTS tests Goodwill for impairment annually and when an impairment triggering event occurs using a fair value approach at the reporting unit level. A reporting unit is the operating segment, or a business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by senior management. However, components are aggregated as a single reporting unit if they have similar economic characteristics. No impairment was recorded for the years ended December 31, 2013, 2012 and 2011.

CTS tests indefinite-lived intangibles for impairment annually and when an impairment triggering event occurs using a fair value approach at the reporting unit level. No impairment was recorded for the year ended December 31, 2013. For the year ended December 31, 2012, CTS wrote-off $30,000 of in-process research and development costs to the Consolidated Statements of Operations as the project related to in-process research and development costs was eliminated.

Generally, CTS amortizes the cost of other finite-lived intangibles over a straight-line basis using their estimated useful lives except for the cost of customer list intangibles acquired in the Tusonix, Inc. (“Tusonix”), Fordahl S.A. (“Fordahl”), Valpey-Fisher Corporation (“Valpey-Fisher”) and D&R Technologies, LLC (“D&R”) acquisitions, which are amortized using a 150% double-declining balance method over their estimated useful lives. CTS assesses useful lives based on the period over which the asset is expected to contribute to CTS’ cash flows. CTS reviews the carrying value of its intangible assets whenever events or changes in circumstances indicate an impairment may have occurred. If impaired, the asset is written down to fair value based on either discounted cash flows or appraised values. For the year ended December 31, 2013, CTS wrote-off approximately $0.2 million of customer-based intangibles to the Consolidated Statements of Operations. Refer to Note F, “Intangible Assets,” and Note D, “Fair Value Measurements.”

Financial Instruments: CTS’ financial instruments consist primarily of cash and cash equivalents, accounts receivable and payable, long-term debt, and interest rate swaps. CTS’ long-term debt consists of a revolving credit facility. The carrying values for cash and cash equivalents, and accounts receivable and payable and approximate fair value based on the short-term maturities of these instruments. CTS estimated the fair value of its long-term debt to be $75.0 million at December 31, 2013, which approximates its carrying value. There is a ready market for CTS’ revolving credit debt and is classified within Level 2 of the fair value hierarchy. The fair value of CTS’ interest rate swaps are measured using a market approach which uses current industry information. There is a readily determinable market and these swaps are classified within level 2 of the fair value hierarchy. Refer to Note D, “Fair Value Measurements.”

Amortization of Debt Issue Costs: CTS had debt issue costs related to the Company’s long-term debt that are being amortized using the straight-line method over the life of the debt. Amortization expense totaled $0.2 million in 2013, $0.2 million in 2012, and $0.2 million in 2011 and is included in interest expense in the accompanying Consolidated Statements of Operations.

Segment Reporting: In accordance with the guidance included in Accounting Standards Codification ASC 280, “Segment Reporting,” the Company reports as one segment. CTS is in one business, which is the Components and Sensors business. The products and services, customer base, distribution channel, manufacturing process, procurement and economic characteristics are similar throughout all of CTS’ operations.

Treasury Stock: CTS uses the cost method to account for its common stock repurchases. CTS purchased 419,190 and 1,105,848 shares of its common stock for approximately $6.2 million and $10.4 million during the years ended December 31, 2013 and 2012, respectively. Refer to Note L, “Treasury Stock,” for further discussion.

Reclassifications: Certain reclassifications have been made for the periods presented in the consolidated financial statements to conform to the classifications adopted in 2013, resulting in the sale of the EMS business.

Recent Accounting Pronouncements

ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”

In March 2013, the FASB issued Accounting Standards Update 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity,” which requires an entity to release any related cumulative translation adjustment into net income when the entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights). Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This amendment also clarifies that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity (that is, irrespective of any retained investment) and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date. These provisions are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. CTS is in the process of evaluating the impact of these provisions on the Company’s consolidated financial statements. The Company does not expect these provisions to have a material impact on its financial statements.

ASU 2013-07, “Presentation of Financial Statements – Liquidation Basis of Accounting”

In April 2013, the FASB issued Accounting Standards Update 2013-07, “Presentation of Financial Statements – Liquidation Basis of Accounting,” which contains guidance on applying the liquidation basis of accounting and the related disclosure requirements. Under the ASU, an entity must use the liquidation basis of accounting to present its financial statements when it determines that liquidation is imminent, unless the liquidation is the same as that under the plan specified in an entity’s governing documents created at its inception. Liquidation is imminent when the likelihood is remote that the entity will return from liquidation and either (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective or (b) a plan for liquidation is being imposed by other forces. The amendments require financial statements prepared using the liquidation basis of accounting to present relevant information about an entity’s expected resources in liquidation by measuring and presenting assets at the amount of the expected cash proceeds from liquidation. These amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. The provisions of ASU 2013-07 are not expected to have a material impact on its consolidated financial statements.

ASU 2013-10, “Derivatives and Hedging – Inclusion of the Fed Funds Effective Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”

In July 2013, the FASB issued Accounting Standards Update 2013-10, “Derivatives and Hedging – Inclusion of the Fed Funds Effective Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes,” which permit the Fed Funds Effective Swap Rate (Overnight Interest Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to UST and LIBOR. The amendments also remove the restriction on using different benchmark rates for similar hedges. These amendments are effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The Company does not expect these provisions to have a material impact on CTS’ financial statements.

ASU 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry-forward, a Similar Tax Loss, or a Tax Credit Carry-forward Exists”

In July 2013, the FASB issued Accounting Standards Update 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry-forward, a Similar Tax Loss, or a Tax Credit Carry-forward Exists,” which provides guidance on financial statement presentation of an unrecognized tax benefit (UTB) when an NOL carry-forward, a similar tax loss, or a tax credit carry-forward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. Under this ASU, an entity with an unrecognized tax benefit that is ‘not available’ or not intended to be used at the reporting date to present the unrecognized tax benefit as a liability that should not be combined with deferred tax assets. Otherwise, the unrecognized tax benefit should be presented as a reduction to the related deferred tax asset. These amendments are effective for public entities for fiscal years beginning after December 15, 2013, and interim periods within those years. Early adoption is permitted. The amendments should be applied prospectively, although retroactive application is permitted. The provisions of ASU 2013-11 are not expected to have a material impact on our consolidated financial statements.